CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and Cash Equivalents	$ 49,563	$ 578,928
Accounts Receivable	704	4,770
Prepaid Expenses		4,140
Total Current Assets	50,267	587,838
Restricted Cash	1,037	937,067
Total Long Term Assets	1,037	937,067
Oil and Gas Properties, Successful Efforts method, Net	472,520	278,754
Furniture, Fixtures, and Equipment, Net	5,876	4,686
Deposits	21,300	21,300
Total Non-current Assets	499,696	304,740
TOTAL ASSETS	551,000	1,829,645
Current Liabilities
Accounts Payable	62,655	608,550
Accounts Payable - Related Party	156,610	60,000
Advance from Working Interest Owner	53,090	736,992
Other Current Liabilities	172,735
Note Payable - Related party	50,000	50,000
Total Current Liabilities	495,090	1,455,542
Long-term Liabilities
Asset Retirement Obligation	104,099	62,029
Total Liabilities	599,191	1,517,571
Shareholders' Equity (Deficit)
Common Stock: $0.001 par value; 200,000,000 shares authorized; 61,114,602 shares issued and outstanding at December 31, 2013, and 60,125,000 shares issued and outstanding at December 31, 2012, respectively	61,115	60,125
Preferred Stock; 25,000,000 authorized; zero issued
Additional paid-in capital	1,818,389	654,155
(Deficit) Accumulated During the Development Stage	(1,927,694)	(402,206)
Total Shareholders' Equity (Deficit)	(48,191)	312,074
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 551,000	$ 1,829,645